Stockholders' Equity (Deficit) - Private Placement Warrants (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Change in fair value of common stock warrant liabilities	$ 2	$ 2
Private Placement Warrants
Fair value of warrant liability	600	600
Change in fair value of common stock warrant liabilities	$ 100	$ 100
Private Placement Warrants | Estimated dividend yield
Measurement input	0	0